Pension and Other Post Employment Benefits - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Description of direct investments held under defined benefit plans	As at 31 December 2019 the various defined benefit plans did not hold any direct investments in ING Groep N.V. (2018: nil).
Remeasurement of plan assets	€ 274,000,000	€ (143,000,000)
Actuarial gains and losses	(206,000,000)	153,000,000
Accumulated amount of remeasurements recognized directly in Other comprehensive income (equity), before tax	(378,000,000)	(453,000,000)
Accumulated amount of remeasurements recognised directly in Other comprehensive income (equity), net of tax	€ (336,000,000)	€ (394,000,000)	€ (400,000,000)
Net defined benefit asset/liability, discount rates	1.50%	2.30%
Other post-employment benefits, discount rates	3.30%	3.90%
Expected contributions to pension plans	€ 44,000,000
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Financial impact of increase	(443,000,000)
Actuarial assumption of mortality rates [member]
Disclosure of defined benefit plans [line items]
Financial impact of decrease	€ 561,000,000
Change in discount rate assumption	1.00%
Return on plan assets, 2020 [member]
Disclosure of defined benefit plans [line items]
Return of Plan Assets, Furture Period Amount	€ 0
2020-2024 [Member] | Net defined benefit assets liabilities [member]
Disclosure of defined benefit plans [line items]
Expected contributions to pension plans	100,000,000
2020-2024 [Member] | Other post-employment benefits [member]
Disclosure of defined benefit plans [line items]
Expected contributions to pension plans	135,000,000
2025-2029 [member]
Disclosure of defined benefit plans [line items]
Expected contributions to pension plans	€ 882,000,000